Trade and other receivables - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Trade receivables	£ 3,522		£ 3,266
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	1,852		1,852
Trade and other receivables
Disclosure of financial assets [line items]
Maximum exposure to credit risk	2,152		2,063
Provision for bad and doubtful debts	326		234
Impact of COVID-19 | Trade and other receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts			117
Bottom of range | Trade and other receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts	320	$ 440
Bottom of range | Cessation of customer terminations and collections | Trade and other receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts			81	$ 100
Top of range | Trade and other receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts	£ 342	$ 470
Top of range | Cessation of customer terminations and collections | Trade and other receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts			£ 161	$ 200